Concentrations - Schedule of Revenue Derived from Customers (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Revenue, Major Customer [Line Items]
Revenue	$ 166,321	$ 133,672	$ 318,410	$ 254,667
CSCL Asia [Member]
Revenue, Major Customer [Line Items]
Revenue	38,877	40,249	78,678	79,932
COSCON [Member]
Revenue, Major Customer [Line Items]
Revenue	72,584	35,109	129,786	62,019
HL USA [Member]
Revenue, Major Customer [Line Items]
Revenue	14,697	14,111	29,176	27,853
K Line [Member]
Revenue, Major Customer [Line Items]
Revenue	18,983	14,500	37,969	25,233
Other [Member]
Revenue, Major Customer [Line Items]
Revenue	$ 21,180	$ 29,703	$ 42,801	$ 59,630